SCHEDULE OF FOREIGN CURRENCY RISK (Details)	Apr. 30, 2022 CAD ($)	Oct. 31, 2021 USD ($)
Total	$ (2,003,641)	$ (2,067,422)
Cash [Member]
Total	208,683	186,627
Deposits Held By Related Parties [Member]
Total		486,462
Accounts Payable and Accrued Liabilities [Member]
Total	(1,511,845)	(773,011)
Due To Related Parties [Member]
Total	(765,409)	(467,500)
Convertible Debenture [Member]
Total		$ (1,500,000)
Other Receivable [Member]
Total	$ 64,930